INVESTMENTS, DEBT AND DERIVATIVES - Significant Changes in Financial Assets and Financial Liabilities (Details) ₽ in Millions	1 Months Ended
	Sep. 30, 2021 RUB (₽)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 RUB (₽) extensionOption	Mar. 31, 2021 USD ($) extensionOption	Mar. 31, 2021 PKR (₨) extensionOption
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about financial instruments [line items]
Facility amount											$ 1,250,000,000
Tenor						3 years
Number of extension options | extensionOption										2	2	2
Extension option, term						1 year
Veon Holdings B.V. revolving credit facility, available until february 2024 | Not later than one month
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period						1 month
Veon Holdings B.V. revolving credit facility, available until february 2024 | Not later than three months
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period						3 months
Veon Holdings B.V. revolving credit facility, available until february 2024 | Later than one month and not later than six months
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period						6 months
RUB30bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Facility amount										₽ 30,000	$ 396,000,000
RUB45bn Alfa Bank Facility
Disclosure of detailed information about financial instruments [line items]
Facility amount										45,000	594,000,000
RUB15bn Alfa Bank Floating Rate Tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount										15,000	198,000,000
Tenor						5 years
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount										₽ 15,000	198,000,000
Proceeds from non-current borrowings				₽ 15,000	$ 198,000,000
RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Repayments of non-current borrowings	₽ 20,000	$ 273,000,000		₽ 15,000	$ 198,000,000
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Financial instrument, put option, % ownership acquired						15.00%
Consideration paid (received)						$ 273,000,000	$ 273,000,000
Proportion of ownership interest in subsidiary						100.00%
PMCL (Pakistan Mobile Communications Ltd) | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Facility amount											131,000,000	₨ 20,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR15Bn MCB Bank Syndicated Facility
Disclosure of detailed information about financial instruments [line items]
Facility amount											98,000,000	15,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR15Bn MCB Bank Syndicated Facility | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor						7 years
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank Bilateral Term Facility
Disclosure of detailed information about financial instruments [line items]
Facility amount											$ 33,000,000	₨ 5,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank Bilateral Term Facility | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor						7 years
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount			$ 320,000,000						₨ 50,000,000,000
Tenor			10 years
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility | Three Month Karachi Inter Bank Offered Rate Kibor
Disclosure of detailed information about financial instruments [line items]
Tenor			10 years
VEON Holdings B.V. | MTN unsecured notes
Disclosure of detailed information about financial instruments [line items]
Bonds issued	₽ 20,000							$ 273,000,000
VEON Holdings B.V. | MTN unsecured notes | Maximum
Disclosure of detailed information about financial instruments [line items]
Bonds issued								$ 6,500,000,000